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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]; Amendment Number:
                                               ------------------
   This Amendment (Check only one.):     [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Caledonia Investments plc

Address: Cayzer House, 30 Buckingham Gate, London England SW1E 6NN

Form 13F File Number: 28-
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mr. Graeme P. Denison
Title: Company Secretary
Phone: 44-20-7802-8080

Signature, Place, and Date of Signing:


   /s/ GRAEME P. DENISON         London, England           November 16, 2009
--------------------------  -------------------------  -------------------------
        [Signature]                City, State                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         1

Form 13F Information Table Value Total:   $69,831
                                        (thousands)

List of Other Included Managers:

NONE

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
                                              Caledonia Investments plc
                                             FORM 13F INFORMATION TABLE
                                                 September 30, 2009

                    TITLE OF              VALUE   SHRS OR                  INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER     CLASS    CUSIP   (X$1,000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------- -------- --------- --------- --------- ------ -------- ---------- -------- --------- ------ ----
Bristow Group, Inc. Common   110394103   $69,831 2,352,000   SH               SOLE             2,352,000
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